Summary of Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Number	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 Number
Accounting Policies [Abstract]
Number of operating segments | Number	2	2	2
Policy loans allocated to related party	$ 1,325	$ 1,367
Average annualized credited rate for the single premium deferred index annuity	1.14%	1.50%	1.44%
Average annualized credited rate for the single premium deferred modified guaranteed index annuity	1.83%
Average annualized credited rate for the risk control accounts of the flexible premium deferred variableand index linked deferred annuity	2.51%	1.20%	1.59%
Average credited interest rate	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate	4.50%
Loss contingency liabilities	$ 153	$ 138
Credited interest rate floor	0.00%
Growth account floor	(10.00%)